Note 6 - Risk Management - Maximum Credit Risk Exposure (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Financial Assets Held For Trading [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 70,093,000,000	€ 69,503,000,000
Debt securities Financial Assets Held for trading [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	26,640,000,000	26,309,000,000
Equity Instruments Financial Assets Held for trading [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,862,000,000	8,892,000,000
Loans and Advances to Customers Financial Assets Held for trading [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	37,591,000,000	34,303,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	4,998,000,000	5,557,000,000
Loans and Advances Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	690,000,000	1,120,000,000
Debt Securities Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	250,000,000	110,000,000
Equity Instruments Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	4,058,000,000	4,327,000,000
Financial assets designated at fair value throught profit or loss [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,098,000,000	1,214,000,000
Derivatives tradings and hedging [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	51,649,000,000	39,462,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	70,207,000,000	61,293,000,000
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	68,385,000,000	58,841,000,000
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	68,079,000,000	58,590,000,000
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,000,000	250,000,000
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	301,000,000	0
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,789,000,000	2,420,000,000
Loans And Advances To Credit Iinstitutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	33,000,000	33,000,000
Loans And Advances To Credit Iinstitutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	33,000,000	33,000,000
Loans And Advances To Credit Iinstitutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Loans And Advances To Credit Iinstitutions Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Financial Assets At Amortised Cost Member | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	463,887,000,000	451,640,000,000
Financial Assets At Amortised Cost Member | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	413,517,000,000	402,024,000,000
Financial Assets At Amortised Cost Member | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	34,686,000,000	33,624,000,000
Financial Assets At Amortised Cost Member | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	15,684,000,000	15,993,000,000
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	4,792,000,000	4,285,000,000
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	4,792,000,000	4,285,000,000
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0	0
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	14,859,000,000	13,664,000,000
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	14,822,000,000	13,500,000,000
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,000,000	158,000,000
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	6,000,000	6,000,000
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	400,764,000,000	394,763,000,000
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	350,558,000,000	345,449,000,000
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	34,568,000,000	33,360,000,000
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	15,637,000,000	15,954,000,000
Debt securities Financial Assets At Amortised Cost [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	43,473,000,000	38,930,000,000
Debt securities Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	43,346,000,000	38,790,000,000
Debt securities Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	86,000,000	106,000,000
Debt securities Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	41,000,000	33,000,000
Total Financial Assets Risk [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	661,932,000,000	628,670,000,000
Total Financial Assets Risk [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Total Financial Assets Risk [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Total Financial Assets Risk [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Total Loan Commitments and Financial Guarantees [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	184,046,000,000	181,116,000,000
Total Loan Commitments and Financial Guarantees [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	171,130,000,000	169,663,000,000
Total Loan Commitments and Financial Guarantees [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	11,987,000,000	10,452,000,000
Total Loan Commitments and Financial Guarantees [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	929,000,000	1,001,000,000
Loans Given Commitments [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	134,494,000,000	130,923,000,000
Loans Given Commitments [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	126,310,000,000	123,707,000,000
Loans Given Commitments [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	7,957,000,000	6,945,000,000
Loans Given Commitments [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	227,000,000	270,000,000
Financial Guarantees Given [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	10,989,000,000	10,984,000,000
Financial Guarantees Given [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	9,709,000,000	9,804,000,000
Financial Guarantees Given [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,020,000,000	955,000,000
Financial Guarantees Given [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	261,000,000	224,000,000
Other Commitments Given [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	38,563,000,000	39,209,000,000
Other Commitments Given [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	35,111,000,000	36,151,000,000
Other Commitments Given [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	3,010,000,000	2,552,000,000
Other Commitments Given [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	441,000,000	506,000,000
Total Maximun Credit Exposure [Member] | Total
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 845,978,000,000	€ 809,786,000,000